Income Tax - Summary of Net Deferred Tax Liability (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Balance as at 31 December	₸ (2,243)	₸ (3,205)	₸ (2,467)
Change in deferred income tax balances recognized in profit or loss	2,084	(962)	738
At the end of the period	₸ (4,327)	₸ (2,243)	₸ (3,205)